Stock-Based Compensation - Annual Activity Of Stock Options (Detail) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)		Dec. 31, 2013 EUR (€)		Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of Options, Balance at beginning of year	1,901		1,901
Number of Options - Granted	0	[1]	0	[1]
Number of Options - Exercised	919	[2]	919	[2]
Number of Options - Forfeited/expired	3		3
Number of Options, Balance at end of year	979	[3]	979	[3]	1,901
Weighted Average Exercise Price, Balance at beginning of year	$ 2.89
Weighted Average Exercise Price - Granted	$ 0.00	[1]
Weighted Average Exercise Price - Exercised	$ 2.89	[2]
Weighted Average Exercise Price - Forfeited/expired	$ 27.40
Weighted Average Exercise Price, Balance at end of year	$ 2.82	[3]			$ 2.89
Aggregate Intrinsic Value - Beginning of Year	$ 32
Aggregate Intrinsic Value - Granted	$ 0	[1]
Aggregate Intrinsic Value - Exercised			23	[2]	11	18
Aggregate Intrinsic Value - End of Year	37	[3]			32
Weighted Average Remaining Contractual Term - Beginning of Year	5 years 2 months 0 days	[3]	5 years 2 months 0 days	[3]	5 years 10 months 0 days
Weighted Average Remaining Contractual Term - End of Yea	5 years 2 months 0 days	[3]	5 years 2 months 0 days	[3]	5 years 10 months 0 days
Number of Options - Exercisable	915		915
Weighted Average Exercise Price - Exercisable Options	$ 2.21
Aggregate Intrinsic Value - Exercisable Options Value	$ 35
Weighted Average Remaining Contractual Term - Exercisable Options	5 years 1 month 0 days		5 years 1 month 0 days

[1]	No stock options were granted during 2012 or 2011.
[2]	Stock options exercised during 2012 and 2011 had intrinsic values of $11 million and $18 million, respectively, and the cash received from the exercise of options was $3 million in 2013 and was insignificant in 2012 and 2011.
[3]	The Company assumes that substantially all outstanding stock options will vest over time.